DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets of discontinued operations	$ 13,813	$ 10,068
Non-current assets of discontinued operations		26
LIABILITIES
Current liabilities of discontinued operations	27,605	20,155
Mining pool operation
Assets
Cash and cash equivalents	33	77
Accounts receivable, net	1,115	545
Prepayments and other receivables	101	86
Cryptocurrency assets	12,553	9,360
Current assets of discontinued operations	13,802	10,068
Property and equipment, net	4	11
Intangible assets, net	7	15
Non-current assets of discontinued operations	11	26
LIABILITIES
Accounts payable	27,250	19,753
Accrued payroll and welfare payable	119	72
Accrued expenses and other current liabilities	236	330
Current liabilities of discontinued operations	$ 27,605	$ 20,155